Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 702,154	$ 0
Prepaid expenses		46,000	0
Prepaid insurance		321,429	0
Total Current Assets		1,069,583	0
Deferred offering costs		0	157,937
Prepaid insurance- long term		107,143	0
Cash and marketable securities held in Trust Account		423,689,503	0
Total Assets		424,866,229	157,937
Current liabilities:
Accrued liabilities		80,223	0
Promissory note-related party		$ 0	$ 184,847
Notes Payable, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Accrued offering costs		$ 85,000	$ 0
Subscription agreement liability		75,630,352	0
Total Current Liabilities		75,795,575	184,847
Deferred Underwriting Fee Payable		3,000,000	0
Total Liabilities		78,795,575	184,847
Convertible Redeemable Preferred Stock:
Commitments and contingencies (refer to note 12)
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding		0	0
Additional paid-in capital		0	23,964
Accumulated deficit		77,619,915	51,910
Total Stockholders' Deficit		(77,618,849)	(26,910)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit		424,866,229	157,937
Common Class A [Member]
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		423,689,503	0
Shareholders' Deficit
Common Stock		30	0
Common Class B [Member]
Shareholders' Deficit
Common Stock	[1],[2]	1,036	1,036
ColdQuanta, Inc. dba Infleqtion [Member]
Current assets:
Cash and cash equivalents		11,694,000	47,942,000
Available-for-sale securities, current		34,318,000	0
Accounts receivable		9,543,000	4,033,000
Unbilled receivables		4,734,000	3,558,000
Inventories		4,299,000	2,223,000
Prepaid expenses and other current assets		10,036,000	3,195,000
Total Current Assets		74,624,000	60,951,000
Property and equipment, net		8,674,000	10,015,000
Operating lease right-of-use assets		4,923,000	5,400,000
Available-for-sale securities, non-current		17,157,000	0
Goodwill		9,315,000	9,315,000
Other assets		620,000	637,000
Total Assets		115,313,000	86,318,000
Current liabilities:
Accounts payable		5,644,000	1,361,000
Accrued liabilities		8,610,000	9,278,000
Contract liabilities		6,871,000	3,402,000
Current portion of operating lease right-of-use liabilities		1,076,000	1,324,000
Deferred consideration payable, current		471,000	1,362,000
Total Current Liabilities		22,672,000	16,727,000
Operating lease liabilities, net of current portion		4,074,000	4,774,000
Deferred consideration payable		0	408,000
Total Liabilities		26,746,000	21,909,000
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		296,814,000	247,584,000
Commitments and contingencies (refer to note 12)
Shareholders' Deficit
Common Stock		5,000	5,000
Additional paid-in capital		21,928,000	15,751,000
Accumulated deficit		(231,086,000)	(199,291,000)
Accumulated other comprehensive income		906,000	360,000
Total Stockholders' Deficit		(208,247,000)	(183,175,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit		115,313,000	86,318,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		6,526,000	6,526,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed II convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		10,411,000	10,411,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series A convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		36,658,000	36,658,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series B convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		112,145,000	112,145,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series B-1 convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		32,990,000	32,990,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series C convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		71,733,000	22,503,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series C-1 convertible redeemable preferred stock
Convertible Redeemable Preferred Stock:
Temporary Equity, Carrying Amount, Attributable to Parent		$ 26,351,000	$ 26,351,000

[1]	At December 31, 2024, included an aggregate of up to 1,350,000 Class B ordinary shares, $0.0001 par value (the “Class B Ordinary Shares”), subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the Company consummated its initial public offering (the “Initial Public Offering”) and sold 41.4 million public units (the “Public Units”), which included the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[2]	On February 15, 2024, Churchill Sponsor X LLC (the “Sponsor”) acquired an aggregate of 7,187,500 Class B Ordinary Shares (the “Founder Shares”) for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor, holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.